CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 RUB	Dec. 31, 2010 USD ($)	Dec. 31, 2010 RUB
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Prepaid expenses, related party	$ 3,031		$ 26,722
Other current assets, assets held for sale	2,188		10,430
PROPERTY, PLANT AND EQUIPMENT, accumulated depreciation	7,023,556		6,196,117
PROPERTY, PLANT AND EQUIPMENT, advances given to related parties	28,889		96,138
LICENSES, accumulated amortization	231,006		384,405
OTHER INTANGIBLE ASSETS, accumulated amortization	1,537,088		1,516,949
OTHER INTANGIBLE ASSETS, prepayments to related parties	28,742		48,425
DEBT ISSUANCE COSTS, accumulated amortization	217,755		191,453
OTHER INVESTMENTS, related party	121,407		125,721
OTHER NON-CURRENT ASSETS, restricted cash	2,152		4,719
OTHER NON-CURRENT ASSETS, deferred tax assets	62,102		81,816
Debt, current portion, related party	6,799		7,558
Debt, net of current portion, related party			$ 7,005
Common stock, shares authorized (in shares)	2,096,975,792	2,096,975,792	2,096,975,792	2,096,975,792
Common stock, par value (in rubles per share)		0.1		0.1
Common stock, shares issued (in shares)	2,066,413,562	2,066,413,562	1,993,326,138	1,993,326,138
Common stock, in the form of ADS (in shares)	777,396,505	777,396,505	777,396,505	777,396,505
Treasury stock, common shares at cost (in shares)	77,496,725	77,496,725	76,456,876	76,456,876